Material Accounting Policies (Details) - EUR (€)		6 Months Ended
	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Material Accounting Policies [Line Items]
Cash		€ 1,364,060		€ 2,384,625
Incurred net loss		1,397,715
Net of expenses	€ 3,800,000
Interest on bank loan		€ 34,392	€ 46,180
One Customer [Member]
Material Accounting Policies [Line Items]
Revenue percentage		13.00%	15.00%
Insurance Risk [Member]
Material Accounting Policies [Line Items]
Cash		€ 100,000